Warrants - Schedule of Changes in Warrants (Details)	3 Months Ended	12 Months Ended
	Jan. 31, 2026 $ / shares shares	Oct. 31, 2025 $ / shares shares
Warrants [Abstract]
Number of warrants, Balance beginning	3,881,551	4,429,547
Historic weighted average exercise price per warrant shares, Balance beginning	$ 62	$ 62.8
Number of warrants, Exercise of warrants	(391,295)	(547,921)
Historic weighted average exercise price per warrant shares, Exercise of warrants	$ 8	$ 80
Number of warrants, Expiration of warrants		(75)
Historic weighted average exercise price per warrant shares, Expiration of warrants		$ 51,502
Number of warrants, Balance ending	3,490,256	3,881,551
Historic weighted average exercise price per warrant shares, Balance ending	$ 9.84	$ 62
Number of warrants, Number of shares to be issued from the exercise of these warrants | shares	945,154	91,741